Significant Accounting Policies - Schedule of Basic and Diluted Net Income (Loss) Per Share (Details) - USD ($)		6 Months Ended	12 Months Ended
		Dec. 31, 2024	Dec. 31, 2025
Class A Ordinary Shares [Member]
Numerator:
Allocation of net income (loss) basic		$ (27,691)	$ 3,814,116
Denominator:
Basic weighted average ordinary shares outstanding		3,223,571	18,488,125
Diluted weighted average ordinary shares outstanding		3,223,571	18,488,125
Basic net income (loss) per ordinary share		$ (0.01)	$ 0.21
Diluted net income (loss) per ordinary share		$ (0.01)	$ 0.21
Class B Ordinary Shares [Member]
Numerator:
Allocation of net income (loss) basic		$ (44,200)	$ 1,203,422
Denominator:
Basic weighted average ordinary shares outstanding	[1]	5,145,299	5,833,333
Diluted weighted average ordinary shares outstanding		5,145,299	5,833,333
Basic net income (loss) per ordinary share		$ (0.01)	$ 0.21
Diluted net income (loss) per ordinary share		$ (0.01)	$ 0.21

[1]	Excludes an aggregate of up to 875,000 Class B ordinary shares that were subject to forfeiture if the underwriter did not exercise its over-allotment option. On January 10, 2025, the over-allotment option expired unexercised. As a result, the 875,000 shares were forfeited.